Investments in subsidiaries, joint ventures and associates - Summary of balances and changes in investments in joint ventures and associates (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Investments in joint ventures and associates at beginning of period	[1]	R$ 111,227		R$ 78,593	R$ 162,620
Share of profit (loss) of subsidiaries, joint ventures and associates		11,908	[2]	12,181	(17,634)
Share of profit (loss) of associates - discontinued operations					48
Equity instrument granted (ii)		899	[3]	0
Accumulated other comprehensive income				267
Dividends		(13,272)		(6,374)	(998)
Valuation adjustments					99
Actuarial gain (loss) of post-employment benefits of subsidiaries, net of income and social contribution taxes				(1,440)	5,723
Capital increase in cash				28,000	30,697
Capital decrease		(3,100)			(6,501)
Other movements		342
Shareholder transactions - changes of interest				0	(966)
Write-off of investment					(78,099)
Reclassification to assets held for sale					(16,396)
Investments in joint ventures and associates at end of period	[1]	318,100		111,227	78,593
Terminal De Combustiveis Paulinia SA Opla Member
Disclosure of associates [line items]
Acquisition of Subsidiary		210,096
Joint ventures [member]
Disclosure of associates [line items]
Investments in joint ventures and associates at beginning of period	[1]	106,843		71,389	137,004
Share of profit (loss) of subsidiaries, joint ventures and associates		9,840	[2]	9,397	(18,068)
Share of profit (loss) of associates - discontinued operations					0
Equity instrument granted (ii)		899	[3]	0
Accumulated other comprehensive income				267
Dividends		(11,072)		(4,298)	0
Valuation adjustments					99
Actuarial gain (loss) of post-employment benefits of subsidiaries, net of income and social contribution taxes				(1,440)	5,723
Capital increase in cash				28,000	30,697
Capital decrease		(3,100)			(5,001)
Other movements		342
Shareholder transactions - changes of interest				3,528	(966)
Write-off of investment					(78,099)
Reclassification to assets held for sale					0
Investments in joint ventures and associates at end of period	[1]	313,848		106,843	71,389
Joint ventures [member] | Terminal De Combustiveis Paulinia SA Opla Member
Disclosure of associates [line items]
Acquisition of Subsidiary		210,096
Associates [member]
Disclosure of associates [line items]
Investments in joint ventures and associates at beginning of period	[1]	4,384		7,204	25,616
Share of profit (loss) of subsidiaries, joint ventures and associates		2,068	[2]	2,784	434
Share of profit (loss) of associates - discontinued operations					48
Equity instrument granted (ii)		0		0
Accumulated other comprehensive income				0
Dividends		(2,200)		(2,076)	(998)
Valuation adjustments					0
Actuarial gain (loss) of post-employment benefits of subsidiaries, net of income and social contribution taxes				0	0
Capital increase in cash				0	0
Capital decrease		0			(1,500)
Other movements		0
Shareholder transactions - changes of interest				(3,528)	0
Write-off of investment					0
Reclassification to assets held for sale					(16,396)
Investments in joint ventures and associates at end of period	[1]	4,252		R$ 4,384	R$ 7,204
Associates [member] | Terminal De Combustiveis Paulinia SA Opla Member
Disclosure of associates [line items]
Acquisition of Subsidiary		R$ 0

[1]	Investments in subsidiaries, joint ventures and associates net of provision for equity deficit.
[2]	Adjusted for unrealized profits between subsidiaries.
[3]	Amounts refer to grants of long-term incentives in subsidiaries Ipiranga Produtos de Petróleo S.A., Ultragaz Participações Ltda. and Ultracargo–Operações Logísticas Ltda.